GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of changes in the carrying amount of goodwill
Balance as of January 1, 2013, December 31, 2013 and 2014	$-
Representing:
- gross goodwill	$246,843,017
- accumulated impairment loss	(246,843,017)